RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Financial Data Resulting from Transactions with Related Parties, Income Statement Data
The following tables present financial data resulting from transactions with these related parties:

Income Statement Data

($ in millions)	2013	2012	2011
Base management fees	$17	$26	$37
Incentive management fees	1	5	—
Cost reimbursements	236	315	383
Owned, leased, corporate housing, and other	1	3	8
Total revenue	$255	$349	$428
General, administrative, and other	$(5)	$—	$(5)
Reimbursed costs	(236)	(315)	(383)
Gains and other income	—	43	4
Interest expense-capitalized	—	1	2
Interest income	4	3	3
Equity in losses	(5)	(13)	(13)

Financial Data Resulting from Transactions with Related Parties, Balance Sheet Data
Balance Sheet Data

($ in millions)	At Year-End 2013	At Year-End 2012
Current assets-accounts and notes receivable	$22	$18
Contract acquisition costs and other	20	21
Equity and cost method investments	207	195
Deferred taxes, net asset	16	17
Other	16	20
Current liabilities:
Other	(13)	(2)
Other long-term liabilities	(2)	(2)

Summarized Information for the Entities Equity Method Investments, Income Statement	Summarized information for the entities in which we have equity method investments is as follows: Income Statement Data

($ in millions)	2013	2012	2011
Sales	$721	$902	$1,215
Net income (loss)	$15	$(4)	$(58)

Summarized Information for the Entities Equity Method Investments, Balance Sheet	Balance Sheet Summary

($ in millions)	At Year-End 2013	At Year-End 2012
Assets (primarily comprised of hotel real estate managed by us)	$1,832	$1,486
Liabilities	$1,482	$1,245